FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of financial instruments

		As at December 31, 2024
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	106,296	106,296
Other receivables (excluding grants)		—	124	124
Restricted cash and deposits		—	3,351	3,351
Investments – Listed shares	7	325	—	325
Total financial assets		325	109,771	110,096

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	11	—	13,642	13,642
Borrowings	14	—	1,014	1,014
Convertible Notes	15	—	16,240	16,240
Derivative warrant liability	16	15,589	—	15,589
Total financial liabilities		15,589	30,896	46,485

		As at December 31, 2023
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	36,332	36,332
Other receivables (excluding grants)		—	65	65
Investments – Listed shares	7	1,075	—	1,075
Total financial assets		1,075	36,397	37,472

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	11	—	9,798	9,798
Borrowings	14	—	1,758	1,758
Convertible Notes	15	—	53,624	53,624
Total financial liabilities		—	65,180	65,180

Schedule of fair value of financial instruments

	As at December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	325	—	—	325
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	—	—
Warrants (note 16)	—	—	15,589	15,589

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	1,075	—	—	1,075
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	—	—

Schedule of liquidity risk

	As at December 31, 2024
	Carrying	Contractual	0 to 12	12 to 24	More than
	amount	cash flow	months	months	24 months
Accounts payable and accrued liabilities	13,642	13,642	13,642	—	—
Lease liabilities	1,710	1,955	548	370	1,037
Borrowings	1,014	1,125	300	300	525
Convertible Notes – Host[i]	16,240	17,986	17,986	—	—

[i]The Convertible Notes are translated at the spot rate as of December 31, 2024

Schedule of balances in U.S.dollars held by the Company

	As at December 31, 2024	As at December 31, 2023
	$	$
Cash and cash equivalents in U.S. dollars	7,059	5,003
Accounts payable in U.S. dollars	(627)	(765)
Convertible notes – Host in U.S. dollars	(11,287)	(40,545)
Net exposure, in U.S. dollars	(4,855)	(36,307)
Equivalent in Canadian dollars	(6,985)	(48,018)

Increase in net loss with a 5% appreciation in the U.S. dollar	(349)	(2,401)
Decrease in net loss with a 5% depreciation in the U.S. dollar	349	2,401